UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21769
                                                    ----------------------------

                         RESTORATION OPPORTUNITIES FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                         Restoration Opportunities Fund
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

INVESTMENT PORTFOLIO (UNAUDITED)

MARCH 31, 2007                                    RESTORATION OPPORTUNITIES FUND


 PRINCIPAL AMOUNT ($)                          VALUE ($)
 --------------------                         ------------

SENIOR LOANS (A) - 11.0%

CABLE - US CABLE - 2.3%
 1,536,687     Knology, Inc.
                 Second Lien Term Loan,
                 15.35%, 06/29/11                 1,759,507
                                            ---------------
HEALTHCARE - ALTERNATE SITE SERVICES - 2.5%
 2,000,000     LifeCare Holdings (Rainier
                 Acquisition Corp.)
                 Term Loan, 7.60%, 08/11/12       1,957,500
                                            ---------------
HOUSING - BUILDING MATERIALS - 6.0%
 4,611,727     Trussway Industries, Inc.
                 Term Loan, 8.85%, 05/31/09
                 (b) (c)                          4,611,727
                                            ---------------
TRANSPORTATION - AUTO - 0.2%
               Penda Corp.
   131,341       Revolver, 05/03/10 (d) (e)         131,341
   457,405       Term Loan, 05/03/10 (d)             45,740
                                            ---------------
                                                    177,081
                                            ---------------

               Total Senior Loans
                 (Cost $8,845,029)                8,505,815
                                            ---------------
CORPORATE NOTES AND BONDS - 49.5%

BROADCASTING - 1.3%
 1,000,000     Young Broadcasting, Inc.
                 10.00%, 03/01/11                   990,000
                                            ---------------
CABLE - US CABLE - 2.7%
 2,000,000     CCH I LLC
                 11.00%, 10/01/15                 2,085,000
                                            ---------------
FOOD AND DRUG - 1.3%
   882,583     Cinacalcet Royalty Sub LLC
                 8.00%, 03/30/17                    997,319
                                            ---------------
FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 7.2%
 2,400,000     Chiquita Brands
                 International, Inc.
                 7.50%, 11/01/14                  2,163,000
 3,538,586     Swift & Co., PIK Holdco Notes
                 8.00%, 03/19/10                  3,361,656
                                            ---------------
                                                  5,524,656
                                            ---------------
FOOD/TOBACCO - RESTAURANTS - 0.8%
   750,000     Uno Restaurant Corp.
                 10.00%, 02/15/11 (f)               648,750
                                            ---------------
HEALTHCARE - ACUTE CARE - 2.2%
               HCA, Inc.
 1,500,000       6.50%, 02/15/16                  1,276,875
   500,000       7.50%, 11/15/45                    398,804
                                            ---------------
                                                  1,675,679
                                            ---------------
HEALTHCARE - ALTERNATE SITE SERVICES - 5.5%
               Select Medical Corp.
   600,000       7.63%, 02/01/15                    543,000

 PRINCIPAL AMOUNT ($)                          VALUE ($)
 ---------------------                        ------------

CORPORATE NOTES AND BONDS (CONTINUED)

HEALTHCARE - ALTERNATE SITE SERVICES (CONTINUED)
               Select Medical Corp. (continued)
 3,875,000       11.08%, 09/15/15 (g)             3,739,375
                                            ---------------
                                                  4,282,375
                                            ---------------
HEALTHCARE - MEDICAL PRODUCTS - 4.3%
   750,000     Medquest, Inc., Series B
                 11.88%, 08/15/12                   686,250
 2,625,000     Rotech Healthcare, Inc.
                 9.50%, 04/01/12                  2,611,875
                                            ---------------
                                                  3,298,125
                                            ---------------
TELECOMMUNICATIONS/CELLULAR - 18.4%
 1,250,000     Grande Communications
                 Holdings, Inc.
                 14.00%, 04/01/11                 1,356,250
               SunCom Wireless Holdings, Inc.
 1,000,000       8.50%, 06/01/13                  1,035,000
11,500,000       8.75%, 11/15/11                 11,845,000
                                            ---------------
                                                 14,236,250
                                            ---------------
TRANSPORTATION - AUTO - 3.5%
   500,000     American Tire Distributors
                 Holdings, Inc.
                 11.61%, 04/01/12 (g)               502,500
   500,000     Federal-Mogul Corp.
                 07/01/10 (d)                       445,000
 2,000,000     Motor Coach Industries
                 International, Inc.
                 11.25%, 05/01/09                 1,720,000
                                            ---------------
                                                  2,667,500
                                            ---------------
UTILITIES - 2.3%
 5,000,000     Enron Corp.
                 11/15/07 (d) (h)                 1,793,750
                                            ---------------

               Total Corporate Notes and
                 Bonds
                 (Cost $32,845,779)              38,199,404
                                            ---------------

     SHARES
    ---------

COMMON STOCKS - 33.3%

BROADCASTING - 2.1%
   153,279     GrayTelevision, Inc.               1,597,167
                                            ---------------
ENERGY - EXPLORATION & PRODUCTION - 2.4%
   108,000     Key Energy Services, Inc. (i)      1,765,800
     2,192     Trico Marine Services, Inc. (i)       81,674
                                            ---------------
                                                  1,847,474
                                            ---------------
HOUSING - BUILDING MATERIALS - 9.1%
     4,930     Owens Corning, Inc. (i)              157,070
    70,329     Trussway Industries, Inc.
               (c) (i)                            6,876,066
                                            ---------------
                                                  7,033,136
                                            ---------------

MARCH 31, 2007                                    RESTORATION OPPORTUNITIES FUND

RETAIL - 0.9%
12,265,769     Home Interiors & Gifts, Inc.
               (b) (i)                              735,946
                                            ---------------

     SHARES                                    VALUE ($)
    ---------                                 ------------

COMMON STOCKS (CONTINUED)

SERVICE - ENVIRONMENTAL SERVICES - 12.7%
   449,903     Safety-Kleen Systems, Inc. (i)     9,785,390
                                            ---------------
TRANSPORTATION - AUTO - 0.0%
    17,381     Penda Corp. (b) (i)                        0
                                            ---------------
UTILITIES - 6.1%
     8,011     Exelon Corp.                         550,436
    98,855     Mirant Corp. (i)                   3,999,655
     4,533     Portland General Electric
               Co.                                  132,368
                                            ---------------
                                                  4,682,459
                                            ---------------

               Total Common Stocks
                 (Cost $14,814,861)              25,681,572
                                            ---------------

     UNITS
    ---------

WARRANTS - 0.1%

CABLE - US CABLE - 0.0%
     1,250     Grande Communications
               Holdings, Inc., expires
               04/01/11 (i)                              13
                                            ---------------
WIRELESS COMMUNICATIONS - 0.1%
   220,000     Clearwire Corp., expires
               08/15/10 (i)                          82,500
                                            ---------------

               Total Warrants
                 (Cost $374,013)                     82,513
                                            ---------------

     SHARES
    ---------

CLAIMS - 0.1%

UTILITIES - 0.1%
 2,400,000     Mirant Corp. (j) (i)                  96,000
                                            ---------------

               Total Claims
                 (Cost $0)                           96,000
                                            ---------------


TOTAL INVESTMENTS - 94.0%                        72,565,304
                                            ---------------
    (cost of $56,879,682) (k)

PREFERRED SHARES AT LIQUIDATION VALUE -
(0.5)%                                             (411,000)
                                            ---------------


OTHER ASSETS & LIABILITIES, NET - 6.5%            5,034,469
                                            ---------------

NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS - 100.0%                            77,188,773
                                            ===============
 ---------------------


(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2007. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturities may be substantially less than the stated maturities shown.
(b) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(c)   Affilited issuer and represents an illiquid security. (See Note 9)
(d) The issuer is in default of certain debt covenants. Income is not being accrued.
(e) Additional unfunded commitment. As of March 31, 2007, the Fund had an unfunded loan commitment of $11,517, which could be extended at the option of the Borrower, pursuant to the following loan agreement:

BORROWER            UNFUNDED LOAN COMMITMENT
Penda Corp.               $     11,517
                          ============

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2007, this security amounted to $648,750 or 0.84% of net assets. This security has been determined by the investment adviser to be a liquid security.
(g) Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2007.
(h)   This issue is under the protection of the Federal bankruptcy court.
(i)   Non-income producing security.
(j) Security is the result of company restructuring that will be converted into equity upon the completion of court proceedings.
(k)   Cost for Federal income tax purposes is $56,879,682.


Gross unrealized appreciation         $     19,672,877
Gross unrealized depreciation               (3,987,255)
                                      ----------------
Net unrealized appreciation           $     15,685,622
                                      ================

MARCH 31, 2007                                    RESTORATION OPPORTUNITIES FUND

SECURITY VALUATION:
In computing the Fund's net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined by the Investment Adviser in good faith in accordance with procedures approved by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4 PM London Time Spot Rate.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission._

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RESTORATION OPPORTUNITIES FUND

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     MAY 15, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     MAY 15, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date     MAY 15, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.